Consolidated Statement of Cash Flows (Unaudited) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,292,137)	$ (3,019,598)	$ (3,316,192)	$ (757,462)	$ (1,255,497)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation-management	0	0	0	37,500	240,000
Stock-based compensation -services	177,401	2,280,000	2,280,000	58,250	218,784
Restricted stock-based compensation	206,659	0
Amortization of debt discount	692,268	189,713	245,250	11,026	0
Depreciation	10,933	0
Non-cash leases expenses	0	60,357	60,357	354,928
Change in fair value of derivative liabilities			(32,340)	4,241	0
Change in fair value of derivative liabilities	1,309,873	(23,521)
Gain on settlement of liability	22,805	0
Changes in operating assets and liabilities:
Prepaid expenses	(44,542)	22,770	18,187	(20,436)	0
Other receivable	(100)	(180)	9,820	0
Other current assets				0	(1,763)
Accounts payable and accrued liabilities	(120,164)	212,753	367,340	130,388	209,552
Accrued interest	115,215	26,195	41,350	26,046	30,820
Accrued interest-related parties	19,489	20,326	(27,010)	(28,750)
Operating lease liabilities	0	(62,323)	(62,323)	(364,738)
Change of right-of-use assets and lease liabilities				(9,810)	2,056
Net Cash used in Operating Activities	(902,300)	(293,508)	(361,541)	(491,507)	(556,048)
CASH FLOWS FROM INVESTING ACTIVITIES:
Improvement leased property	(26,241)	0
Net Cash used in Investing Activities	(26,241)	0
CASH FLOWS FROM FINANCING ACTIVITIES:
Bank overdraft				0	28
Advances for convertible note to be issued	45,000	0
Deferred offering cost	(61,600)	0
Proceeds from issuance of common stock			0	25,000	400,000
Proceeds from loans payable	49,000	103,000	104,000	369,150	40,500
Proceeds from convertible notes	1,113,059	279,400	332,150	28,000	101,241
Repayment of loans payable	(39,650)	0		0	(12,500)
Proceed from stock subscription			0	60,000	0
Proceeds from related parties	7,250	31,940	37,871	157,828	171,776
Repayment to related parties	(120,509)	(98,047)	(135,976)	(148,552)	(121,196)
Net Cash provided by Financing Activities	992,550	316,293	338,045	491,426	579,849
Net change in cash	64,009	22,785	(23,496)	(81)	23,801
Cash, beginning of period	18,374	41,870	41,870	41,951	18,150
Cash, end of period	82,383	64,655	18,374	41,870	41,951
Supplemental cash flow information
Cash paid for interest	0	0		166	0
Cash paid for taxes	0	0	0	0	0
Non-cash Investing and Financing transactions:
Dividend in form of warrants	23,147,870	0
Common stock issued for compensation -management			0	37,500	240,000
Common stock issued for compensation- services	177,401	2,280,000	2,280,000	58,250	218,784
Common stock issued for convertible notes - commitment shares	623,877	0
Derivative liabilities recognized as debt discount	275,010	267,566	$ 319,436	28,000
Derivatives recognized as warrant	$ 510,000	$ 0
Common stock issued for settlement of debt				$ 0	$ 179,144